Leases (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2015 engine	Dec. 31, 2019 agreement engine aircraft	Dec. 31, 2018 agreement engine aircraft	Dec. 31, 2017 agreement engine aircraft	Dec. 31, 2017 engine aircraft	Dec. 31, 2017 engine aircraft
Leases
Number of aircraft leased		81	77	71	71	71
Number of spare engines leased | engine		14	10	8	8	8
Number of aircraft incorporated to fleet		7	10			5
Number of aircraft returned to respective lessors		2	4
Number of aircraft with lease term extended		1	2	3		3
Number of aircraft spare engines with lease term extended		1	2		2
Number of spare engines purchased | engine	3
Airbus purchase agreement
Leases
Number of aircraft incorporated to fleet		3	3			1
Lessor's aircraft order book
Leases
Number of aircraft incorporated to fleet		4	7			4
Pratt and Whitney purchase agreement (FMP)
Leases
Number of NEO spare engines incorporated to fleet | engine		2	2
Number of CEO spare engines incorporated to fleet | engine		2
A319 Model 132
Leases
Number of aircraft leased		3	4	6	6	6
A319 Model 133
Leases
Number of aircraft leased		4	4	6	6	6
A320 Model 233
Leases
Number of aircraft leased		39	39	39	39	39
A320 Model 232
Leases
Number of aircraft leased		2	4	4	4	4
A320NEO Model 271N
Leases
Number of aircraft leased		17	12	6	6	6
A321 Model 231
Leases
Number of aircraft leased		10	10	10	10	10
A321NEO Model 271N
Leases
Number of aircraft leased		6	4
V2500 Model V2524-A5
Leases
Number of spare engines leased | engine		2
V2500 Model V2527M-A5
Leases
Number of spare engines leased | engine		3	3	3	3	3
V2500 Model V2527E-A5
Leases
Number of spare engines leased | engine		3	3	3	3	3
V2500 Model V2527-A5
Leases
Number of spare engines leased | engine		2	2	2	2	2
PW1100 Model PW1127G-JM
Leases
Number of spare engines leased | engine		3	2
PW1100 Model PW1133G-JM engine
Leases
Number of spare engines leased | engine		1